Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2015	2016

Accrued bonus	$4,825,633	$5,217,065
Accrued professional service fees	416,676	592,797
Withholding individual income tax-option exercise	61,683	36,696
Value added taxes and other taxes payable	2,219,300	123,264
Accrued raw data cost	1,285,418	380,237
Accrued bandwidth cost	38,527	27,587
Accrued welfare benefits	61,594	56,887
Deposit payable (i)	153,998	2,374,144
Amount due to related to disposal of subsidiaries (ii)	5,081,927	-
Interest payable (iii)	-	265,692
Amount due to Yinglibao	-	865,036
Amount due to Yinglibao clients (iv)	-	18,573,735
Accrued sales service fees	578,910	114,055
Others	931,759	992,754
	$15,655,425	$29,619,949

(i)	Deposit payable is the deposit in bank accounts for providing guarantee to perform the contract obligation related to "Yinglibao", an internet-based financial platform that integrates cash management solutions and mutual fund distribution.

(ii)	On March 30, 2015, the Group signed a sale & purchase agreement with a third party, to transfer the 100% ordinary shares of Rifa Futures and iSTAR Wealth Management (the "Transaction"). In April 2015, the Group collected partial consideration of approximately $5.1 million. Due to the Transaction was not completed as of December 31, 2015, the agreement was expired automatically. The Group refunded the $5.1 million and entered into a new agreement in April 2016.

(iii)	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. Interest payable represented the interest expense that has been incurred but has not been paid to the Qiribao investors as of the date of the balance sheet. Due to the compliance requirement and our strategy, the Group will terminate the purchase of Qiribao starting on April 10, 2017, and all the held-to-maturity securities will be redeemed by the end of June 30, 2017.

(iv)	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. The Group recognized the funds committed by the investors through the Yinglibao platform of $18,573,735 in the consolidated balance sheet at December 31, 2016.